TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (7,033)	$ (16,898)	$ (3,792)
Foreign	1,243	412	1,345
Pre-tax income (loss)	$ (5,790)	$ (16,486)	$ (2,447)